Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 23,552	$ 16,430
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and other	81,362	72,905
Share-based compensation expense	3,033	3,104
Bad debt expense	386	289
Gain on sale of real estate, net	(4,212)	0
Impairment	0	1,655
Loss (gain) on extinguishment of debt, net	22	(121)
Change in fair value of derivative financial instruments	3,450	696
Changes in operating assets and liabilities:
Receivables and other assets, net	(667)	(3,885)
Accounts payable and accrued liabilities	(5,983)	(12,024)
Prepaid rent and other liabilities	(4,543)	8,117
Net cash provided by operating activities	96,400	87,166
Cash flows from investing activities:
Investments in real estate	(336,760)	(224,345)
Proceeds from the sale of real estate	23,368	0
Capital expenditures	(21,826)	(13,131)
Restricted cash, escrow deposits and other assets	(426)	4,550
Net cash used in investing activities	(335,644)	(232,926)
Cash flows from financing activities:
Borrowings on unsecured revolving credit facility	336,000	361,000
Payments on unsecured revolving credit facility	(293,000)	(167,000)
Borrowings on unsecured term loans	0	100,000
Payments on secured real estate term loan and mortgage loans	(22,791)	(67,171)
Deferred financing costs	0	(276)
Security deposits	765	183
Proceeds from issuance of common stock	292,984	0
Repurchase and cancellation of common stock	(2,287)	(1,298)
Dividends paid	(76,018)	(72,584)
Distributions paid to noncontrolling interest of limited partners	(1,331)	(930)
Net cash provided by financing activities	234,322	151,924
Net change in cash and cash equivalents	(4,922)	6,164
Cash and cash equivalents - beginning of period	13,070	10,413
Cash and cash equivalents - end of period	8,148	16,577
Healthcare Trust of America Holdings, LP (HTALP)
Cash flows from operating activities:
Net income	23,552	16,430
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and other	81,362	72,905
Share-based compensation expense	3,033	3,104
Bad debt expense	386	289
Gain on sale of real estate, net	(4,212)	0
Impairment	0	1,655
Loss (gain) on extinguishment of debt, net	22	(121)
Change in fair value of derivative financial instruments	3,450	696
Changes in operating assets and liabilities:
Receivables and other assets, net	(667)	(3,885)
Accounts payable and accrued liabilities	(5,983)	(12,024)
Prepaid rent and other liabilities	(4,543)	8,117
Net cash provided by operating activities	96,400	87,166
Cash flows from investing activities:
Investments in real estate	(336,760)	(224,345)
Proceeds from the sale of real estate	23,368	0
Capital expenditures	(21,826)	(13,131)
Restricted cash, escrow deposits and other assets	(426)	4,550
Net cash used in investing activities	(335,644)	(232,926)
Cash flows from financing activities:
Borrowings on unsecured revolving credit facility	336,000	361,000
Payments on unsecured revolving credit facility	(293,000)	(167,000)
Borrowings on unsecured term loans	0	100,000
Payments on secured real estate term loan and mortgage loans	(22,791)	(67,171)
Deferred financing costs	0	(276)
Security deposits	765	183
Proceeds from issuance of general partner units	292,984	0
Repurchase and cancellation of general partner units	(2,287)	(1,298)
Distributions paid to general partner	(76,018)	(72,584)
Distributions paid to limited partners and redeemable noncontrolling interests	(1,331)	(930)
Net cash provided by financing activities	234,322	151,924
Net change in cash and cash equivalents	(4,922)	6,164
Cash and cash equivalents - beginning of period	13,070	10,413
Cash and cash equivalents - end of period	$ 8,148	$ 16,577